SCHEDULE OF FAIR VALUE OF FINANCIAL ASSETS AND LIABILITIES (Details) - Fair Value, Recurring [Member] $ in Thousands	Jun. 30, 2022 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earnout liabilities	$ 13,775
Total liabilities	13,775
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earnout liabilities
Total liabilities
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earnout liabilities
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Earnout liabilities	13,775
Total liabilities	$ 13,775